Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Pension liabilities (note 28)	$ 21	$ 68
Post retirement liabilities (note 28)	5	4
Other long-term liabilities	$ 26	$ 72